THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON NOVEMBER 14, 2001 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT IS NO LONGER WARRANTED.


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001
                                               -----------------

Check here if Amendment [X]; Amendment Number:  1
                                                --
 This Amendment (Check only one.):              [ ] is a restatement.
                                                [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Berkshire Hathaway Inc.
               ------------------------------
Address:       1440 Kiewit Plaza
               ------------------------------
               Omaha, NE 68131
               ------------------------------

               ------------------------------

Form 13F File Number:        28- 4545
                             --------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Marc D. Hamburg
               ------------------------------
Title:         Vice President
               ------------------------------
Phone:         402-346-1400
               ------------------------------

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg            Omaha, NE                            May 14, 2002
------------------------------ -----------------------              ------------
[Signature]                    [City, State]                        [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number     Name

        28- 5194                 General Re - New England Asset Management, Inc.
        ---------                -----------------------------------------------

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                                      18
                                                               -----------

Form 13F Information Table Entry Total:                                  2
                                                               -----------

Form 13F Information Table Value Total:                        $   116,215
                                                               -----------
                                                               (thousands)

Confidential Information has been omitted from the public Form 13F and filed separately with the Commission.

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NO.    FORM 13F FILE NUMBER    NAME
---    --------------------    ----
 1.    28-5678                 Berkshire Hathaway Life Insurance Co. of Nebraska
 2.    28-5676                 BHG Life Insurance Co.
 3.    28-719                  Blue Chip Stamps
 4.    28-554                  Buffett, Warren E.
 5.    28-1517                 Columbia Insurance Co.
 6.    28-2226                 Cornhusker Casualty Co.
 7.    28-6102                 Cypress Insurance Co.
 8.    28-852                  GEICO Corp.
 9.    28-101                  Government Employees Ins. Corp.
10.    28-1066                 National Fire & Marine
11.    28-718                  National Indemnity Co.
12.    28-5006                 National Liability & Fire Ins. Co.
13.    28-6104                 Nebraska Furniture Mart
14.    28-717                  OBH Inc.
15.    28-2740                 Plaza Investment Managers
16.    28-1357                 Wesco Financial Corp.
17.    28-3091                 Wesco Financial Ins. Co.
18.    28-3105                 Wesco Holdings Midwest, Inc.

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                                December 31, 2001


                                                                          Column 6
                                                                    Investment Discretion                        Column 8
                                           Column 4    Column 5   --------------------------                 Voting Authority
                 Column 2    Column 3       Market     Shares or                     (c)     Column 7    -------------------------
Column 1         Title of     CUSIP          Value     Principal  (a)  (b) Shared -  Shared-   Other      (a)        (b)      (c)
Name of Issuer    Class       Number    (In Thousands)  Amount    Sole   Defined      Other  Managers     Sole      Shared    None
--------------   --------   ---------   -------------- ---------  ---- ------------  ------- ---------   -------    ------    ----
Dover Corp.        Com     260003 10 8      80,260     2,165,100            X                4, 8, 9,    2,165,100
                                                                                             11, 14
FPL Group Inc.     Com     302571 10 4      35,955       637,500            X                4, 11, 14     637,500
                                          --------
                                          $116,215
                                          ========